Submission	Jun. 10, 2026
Submission [Line Items]
Central Index Key	0001783036
Registrant Name	NEWCELX LTD.
Registration File Number	333-284811
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A